Stockholders’ Deficit - Schedule of Common Stock Reserved For Future Issuance (Details) - shares shares in Thousands	Mar. 31, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	241,321	241,607
Earn Out Securities
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	74,998	74,998
Common stock warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	64,839	65,226
Outstanding stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	53,107	55,438
Shares available for issuance under equity incentive plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	25,961	25,709
Cumulative redeemable convertible preferred stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	14,960	14,597
Shares available for issuance under the ESPP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)	7,456	5,639